Related parties - Transactions with related parties (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related parties
Aircraft and engine maintenance	$ 249,266	$ 304,399	$ 111,641
Call center fees and other fees	202,689	173,197	57,809
Other	$ 8,088	$ 8,105	$ 2,516